ACCOUNTS PAYABLE AND ACCRUED CHARGES AND PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2019
ACCOUNTS PAYABLE AND ACCRUED CHARGES AND PROVISIONS
Schedule of Accounts Payable, Accrued Charges and Provisions [Table Text Block]

	2019	2018

Trade and accruals	$575.1	$579.5
Salaries and employee benefits	145.8	139.0
Interest payable	56.5	49.9
Provisions	15.9	27.0
Stock-based compensation	11.7	18.9
	$805.0	$814.3